Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables
Schedule of trade and other receivables
	As at December 31,
Thousands of euros	2017	2016	2015
Trade receivables	78	1,728	1,687
Other receivables	1,221	1,009	1,346
Recoverable taxes	605	582	1,346
Other	616	427	—

Total	1,299	2,737	3,033

Schedule of aging analysis of trade receivables
	As at December 31,
Thousands of euros	2017	2016	2015
Not past due	77	1,647	847
Up to three months	—	6	210
Three to 6 months	1	26	630
More than one year	—	49	—

Total	78	1,728	1,687

Schedule of movement in the allowance for doubtful debts
	As at December 31,
Thousands of euros	2017	2016	2015
Balance at January 1	—	—	87

Impairment losses reversed	—	—	(87)
Balance at December 31	—	—	—